BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 11, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)		189,600,000	189,600,000
Exchangeable and Class B Shares
Disclosure of limited partners equity [Line Items]
Share exchanges		$ 0	$ (1)
Exchangeable and Class B Shares | TerraForm Power
Disclosure of limited partners equity [Line Items]
Units issued (in dollars per share)	$ 28.28
BEPC Exchangeable Units
Disclosure of limited partners equity [Line Items]
Units outstanding (in shares)		$ 25.34
Exchangeable Shares
Disclosure of limited partners equity [Line Items]
Share exchanges (in shares)		12,308	16,071
Dividends declared		$ 220	$ 209
Dividends paid		$ 220	$ 207
Shares outstanding (in shares)		172,218,098	172,203,342	172,180,417
Class C
Disclosure of limited partners equity [Line Items]
Shares outstanding (in shares)		189,600,000	189,600,000
Ordinary shares
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid (in shares)		8,600,000
Percentage of units for normal course issuer bid		5.00%